Intangable Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss on software			$ 724,437
Amortization expense of intangible assets	$ 5,457,136	$ 5,457,414	$ 2,223,592